Lease Obligations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Lease Obligations [Abstract]
Schedule of Minimum Lease Payments
The Company is committed to minimum lease payments as follows:

Maturity Analysis	March 31, 2026
$
Year 1	401,445
Year 2	31,323
Year 3	—
Year 4	—
Year 5	—
More than five years	—

Total undiscounted lease liabilities	432,768
Less: imputed interest	(12,621)

Present value of lease liabilities	420,147
Less: Current portion of lease liabilities	(389,381)

Non-current portion of lease liabilities	30,766

The Company is committed to minimum lease payments as follows:

Maturity Analysis	June 30, 2025
$
Year 1	475,087
Year 2	313,230
Year 3	—
Year 4	—
Year 5	—
More than five years	—

Total undiscounted lease liabilities	788,317
Less: imputed interest	(47,055)

Present value of lease liabilities	741,262
Less: Current portion of lease liabilities	(435,507)

Non-current portion of lease liabilities	305,755